Note 16 - Subsequent Events (Details Textual) - USD ($)	Jul. 07, 2021	Jun. 29, 2021
ABL Facility [Member] | Subsequent Event [Member] | JPMorgan Chase Bank N.A. [Member]
Long-term Line of Credit, Total	$ 11,448,646	$ 0